Eaton Vance

Global Small-Cap Equity Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 2.5%
Bapcor, Ltd.	37,116	$211,980
carsales.com, Ltd.	16,003	238,575
Northern Star Resources, Ltd.	13,425	129,917
OZ Minerals, Ltd.	4,375	61,883
Steadfast Group, Ltd.	39,684	120,618
Westgold Resources, Ltd.(1)	30,259	53,916
WiseTech Global, Ltd.	6,388	151,359

		$968,248

Austria — 0.7%
BAWAG Group AG(1)(2)	6,277	$272,910

		$272,910

Belgium — 0.4%
VGP NV	997	$163,411

		$163,411

Canada — 3.0%
Boyd Group Services, Inc.	1,058	$196,161
CAE, Inc.	5,722	129,274
Granite Real Estate Investment Trust	2,480	145,261
Keyera Corp.	4,269	80,189
Killam Apartment Real Estate Investment Trust	9,947	136,594
Kirkland Lake Gold, Ltd.	2,476	95,148
Lundin Mining Corp.	6,513	58,063
Pan American Silver Corp.	2,077	67,195
Seven Generations Energy, Ltd., Class A(1)	18,392	88,310
TMX Group, Ltd.	1,495	144,198

		$1,140,393

China — 0.7%
China Meidong Auto Holdings, Ltd.	77,020	$259,015

		$259,015

Finland — 0.6%
Musti Group Oyj	7,615	$238,102

		$238,102

France — 0.3%
Rubis SCA	2,223	$100,617

		$100,617

Germany — 1.1%
Norma Group SE	5,104	$254,536
Salzgitter AG(1)	881	22,905

Security	Shares	Value
TeamViewer AG(1)(2)	2,653	$137,199

		$414,640

Israel — 0.4%
Amot Investments, Ltd.	26,445	$145,656

		$145,656

Italy — 4.0%
Amplifon SpA(1)	8,779	$347,987
Banca Farmafactoring SpA(1)(2)	48,043	264,396
DiaSorin SpA	868	189,818
FinecoBank Banca Fineco SpA(1)	8,368	130,121
Interpump Group SpA	6,824	306,057
MARR SpA(1)	5,730	119,200
Moncler SpA(1)	2,604	146,741

		$1,504,320

Japan — 11.3%
Asahi Co., Ltd.	9,400	$145,460
Chiba Bank, Ltd. (The)	18,000	97,904
FP Corp.	3,726	149,101
Fukuoka Financial Group, Inc.	4,049	72,431
Invesco Office J REIT, Inc.	1,662	241,404
Itochu Techno-Solutions Corp.	5,950	209,762
J. Front Retailing Co., Ltd.	20,996	173,945
K’s Holdings Corp.	12,500	169,023
Kewpie Corp.	5,597	129,061
Kose Corp.	1,295	208,131
Kuraray Co., Ltd.	14,713	157,627
Kyoritsu Maintenance Co., Ltd.	3,854	124,795
LaSalle Logiport REIT	100	156,904
Lion Corp.	5,611	128,245
Makita Corp.	3,156	150,604
Miura Co., Ltd.	3,278	186,637
Morinaga & Co., Ltd.	4,000	159,134
Nabtesco Corp.	4,223	189,435
Nohmi Bosai, Ltd.	10,113	213,663
Nomura Co., Ltd.	20,662	149,847
OSG Corp.	9,020	162,454
Penta-Ocean Construction Co., Ltd.	27,679	226,780
Sankyu, Inc.	3,504	131,931
Ship Healthcare Holdings, Inc.	4,322	248,672
Sumco Corp.	8,225	173,449
Yamaha Corp.	2,410	135,819

		$4,292,218

Luxembourg — 0.2%
APERAM S.A.	1,546	$66,917

		$66,917

Netherlands — 2.3%
Aalberts NV	6,380	$288,016

Security	Shares	Value
BE Semiconductor Industries NV	3,294	$226,474
IMCD NV	2,778	344,761

		$859,251

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	7,252	$179,731

		$179,731

Norway — 0.1%
TGS NOPEC Geophysical Co. ASA	2,828	$37,679

		$37,679

Spain — 0.4%
Inmobiliaria Colonial Socimi SA	16,279	$156,500

		$156,500

Sweden — 2.3%
AddTech AB, Class B	22,224	$294,620
Boliden AB	3,763	123,302
Bravida Holding AB(2)	12,283	147,784
Indutrade AB(1)	14,532	297,826

		$863,532

Switzerland — 0.6%
Galenica AG(2)	3,182	$210,187

		$210,187

United Kingdom — 8.8%
Abcam PLC	8,356	$189,481
Avast PLC(2)	22,136	142,727
Bodycote PLC	15,611	149,620
Cairn Energy PLC	24,485	60,403
Capital & Counties Properties PLC	86,067	164,452
Cranswick PLC	3,651	170,291
Dechra Pharmaceuticals PLC	6,112	301,292
Diploma PLC	9,982	315,417
First Derivatives PLC(1)	2,963	121,977
Games Workshop Group PLC	1,961	276,717
Halma PLC	5,958	200,821
Howden Joinery Group PLC(1)	35,633	326,716
Judges Scientific PLC	2,426	212,790
Lancashire Holdings, Ltd.	22,817	212,319
Nomad Foods, Ltd.(1)	9,052	227,205
St. James’s Place PLC	17,916	286,727

		$3,358,955

United States — 58.8%
ACI Worldwide, Inc.(1)	14,068	$540,070
Addus HomeCare Corp.(1)	1,118	125,831
Alliant Energy Corp.	6,559	319,095
Allison Transmission Holdings, Inc.	6,579	267,765
Altair Engineering, Inc., Class A(1)	2,487	139,098

Security	Shares	Value
Amedisys, Inc.(1)	1,115	$320,351
AMETEK, Inc.	1,654	187,332
Applied Industrial Technologies, Inc.	3,336	234,821
Asbury Automotive Group, Inc.(1)	835	119,079
Autoliv, Inc.	1,443	128,009
AZEK Co., Inc. (The)(1)	9,782	390,204
Balchem Corp.	2,053	219,733
Ball Corp.	2,990	263,180
Black Knight, Inc.(1)	2,527	206,431
Brunswick Corp.	3,550	306,933
Capri Holdings, Ltd.(1)	4,470	186,220
Cargurus, Inc.(1)	10,153	296,975
CBIZ, Inc.(1)	10,877	281,823
CDK Global, Inc.	5,332	266,067
Chemed Corp.	624	323,170
Choice Hotels International, Inc.	2,552	256,833
CMS Energy Corp.	6,760	384,509
Cohen & Steers, Inc.	3,485	228,267
Commerce Bancshares, Inc.	4,881	326,295
Community Bank System, Inc.	4,797	311,085
Cooper Cos., Inc. (The)	528	192,213
CubeSmart	10,515	366,343
Dana, Inc.	12,082	233,908
Deckers Outdoor Corp.(1)	540	157,669
Diamondback Energy, Inc.	3,103	175,909
Dorman Products, Inc.(1)	2,909	264,224
EastGroup Properties, Inc.	2,089	282,307
Emergent BioSolutions, Inc.(1)	3,698	395,131
Envestnet, Inc.(1)	3,759	288,428
Envista Holdings Corp.(1)	7,980	283,609
Equity LifeStyle Properties, Inc.	4,258	259,057
Euronet Worldwide, Inc.(1)	3,638	454,604
F5 Networks, Inc.(1)	1,960	384,062
First American Financial Corp.	1,923	100,554
First Citizens BancShares, Inc., Class A	173	103,106
First Republic Bank	1,280	185,587
Five Below, Inc.(1)	1,135	199,454
Haemonetics Corp.(1)	3,488	398,644
Herman Miller, Inc.	6,011	205,877
Hexcel Corp.	3,846	167,916
ICU Medical, Inc.(1)	1,456	297,723
Jazz Pharmaceuticals PLC(1)	1,597	248,333
Kansas City Southern	873	176,931
Kirby Corp.(1)	3,114	158,067
Lamb Weston Holdings, Inc.	2,410	180,027
Landstar System, Inc.	1,440	200,736
LHC Group, Inc.(1)	1,500	298,830
Lithia Motors, Inc., Class A	737	234,867
Lydall, Inc.(1)	2,507	75,461
Mercury Systems, Inc.(1)	4,860	345,352
Middleby Corp.(1)	1,730	234,796
Mueller Water Products, Inc., Class A	27,113	325,085

Security	Shares	Value
National Instruments Corp.	6,680	$276,552
National Retail Properties, Inc.	8,152	317,928
National Vision Holdings, Inc.(1)	11,677	541,462
nCino, Inc.(1)	732	52,484
NIC, Inc.	11,801	317,683
ONE Gas, Inc.	3,311	242,133
PDC Energy, Inc.(1)	4,076	88,490
Performance Food Group Co.(1)	8,904	417,419
Pinnacle Financial Partners, Inc.	4,293	294,199
Polaris, Inc.	1,360	158,671
R1 RCM, Inc.(1)	8,361	210,948
Rexford Industrial Realty, Inc.	5,067	247,979
RLI Corp.	1,943	188,044
Selective Insurance Group, Inc.	3,323	215,929
Silicon Laboratories, Inc.(1)	2,112	277,031
South State Corp.	4,691	327,150
Steven Madden, Ltd.	1,996	67,066
STORE Capital Corp.	9,383	291,061
Sunnova Energy International, Inc.(1)	1,670	73,229
Tandem Diabetes Care, Inc.(1)	1,158	107,289
Teleflex, Inc.	1,130	426,722
Tempur Sealy International, Inc.(1)	8,912	235,277
Terminix Global Holdings, Inc.(1)	10,429	497,255
Tradeweb Markets, Inc., Class A	3,488	212,036
Trex Co., Inc.(1)	3,283	301,281
Valvoline, Inc.	25,193	598,082
Viad Corp.	4,361	150,454
Visteon Corp.(1)	1,358	173,118
W.R. Berkley Corp.	4,623	287,273
Woodward, Inc.	1,846	206,660
Wyndham Hotels & Resorts, Inc.	725	42,173

		$22,347,064

Total Common Stocks (identified cost $28,771,923)		$37,579,346

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
iShares MSCI EAFE Small-Cap ETF	1,999	$136,112
iShares Russell 2000 ETF	1,006	206,793

Total Exchange-Traded Funds (identified cost $276,277)		$342,905

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	891,617	$891,617

Total Short-Term Investments (identified cost $891,617)		$891,617

Total Investments — 102.2% (identified cost $29,939,817)		$38,813,868

Other Assets, Less Liabilities — (2.2)%		$(842,336)

Net Assets — 100.0%		$37,971,532

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $1,175,203 or 3.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	22.0%	$8,371,827
Consumer Discretionary	15.0	5,683,815
Health Care	13.9	5,295,962
Information Technology	12.6	4,779,941
Financials	11.5	4,381,149
Real Estate	8.1	3,074,857
Materials	5.4	2,066,969
Consumer Staples	4.6	1,738,713
Utilities	2.9	1,119,583
Communication Services	1.4	535,550
Energy	1.4	530,980
Exchange-Traded Funds	0.9	342,905
Short-Term Investments	2.3	891,617

Total Investments	102.2%	$38,813,868

The Fund did not have any open derivative instruments at January 31, 2021.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $891,617, which represents 2.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$112,053	$3,566,386	$(2,786,822)	$—	$—	$891,617	$115	891,617

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$5,699,212		$—	$5,699,212
Developed Europe	227,205	8,019,816		—	8,247,021
Developed Middle East	—	145,656		—	145,656
North America	23,487,457	—		—	23,487,457
Total Common Stocks	$23,714,662	$13,864,684	*	$—	$37,579,346
Exchange-Traded Funds	$342,905	$—		$—	$342,905
Short-Term Investments	—	891,617		—	891,617
Total Investments	$24,057,567	$14,756,301		$—	$38,813,868

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.